Financial instruments	9 Months Ended
Sep. 30, 2017
Fair Value Disclosures [Abstract]
Financial instruments
16.	Financial instruments:
(a)	Fair value:

The carrying values of cash and cash equivalents, short-term investments, restricted cash, accounts receivable, loans to affiliate and accounts payable and accrued liabilities approximate their fair values because of their short term to maturity. As of September 30, 2017, the fair value of the Company’s revolving and term loan credit facilities, excluding deferred financing fees is $2,116,721,000 (December 31, 2016 - $2,418,586,000) and the carrying value is $2,235,691,000 (December 31, 2016 - $2,558,389,000). As of September 30, 2017, the fair value of the Company’s long-term obligations under capital lease, excluding deferred financing fees, is $618,812,000 (December 31, 2016 - $498,357,000) and the carrying value is $615,623,000 (December 31, 2016 - $498,784,000). The fair value of the revolving and term loan credit facilities and long-term obligations under capital lease, excluding deferred financing fees, are estimated based on expected principal repayments and interest, discounted by relevant forward rates plus a margin appropriate to the credit risk of the Company. Therefore, the Company has categorized the fair value of these financial instruments as Level 3 in the fair value hierarchy.

As of September 30, 2017, the fair value of the Company’s senior unsecured notes is $354,459,000 (December 31, 2016 – $347,898,000) and the carrying value is $341,878,000 (December 31, 2016 – $345,000,000). The fair value of senior unsecured notes is calculated based on a quoted price that is readily and regularly available in an active market. Therefore, the Company has categorized the fair value of these financial instruments as Level 1 in the fair value hierarchy.

The Company’s interest rate derivative financial instruments are re-measured to fair value at the end of each reporting period. The fair values of the interest rate derivative financial instruments have been calculated by discounting the future cash flow of both the fixed rate and variable rate interest rate payments. The discount rate was derived from a yield curve created by nationally recognized financial institutions adjusted for the associated credit risk. The fair values of the interest rate derivative financial instruments are determined based on inputs that are readily available in public markets or can be derived from information available in publicly quoted markets. Therefore, the Company has categorized the fair value of these derivative financial instruments as Level 2 in the fair value hierarchy.

16.	Financial instruments (continued):
(b)	Interest rate derivative financial instruments:

As of September 30, 2017, the Company had the following outstanding interest rate derivatives:

Fixed per annum rate swapped for LIBOR	Notional amount as of September 30, 2017	Maximum notional amount(1)	Effective date	Ending date
5.8700%	620,390	620,390	August 31, 2017	November 28, 2025
5.4200%	403,218	403,218	September 6, 2007	May 31, 2024
5.6000%	142,000	142,000	June 23, 2010	December 23, 2021	(2)
5.9450%	77,769	77,769	January 30, 2014	May 31, 2019

(1)	Over the term of the interest rate swaps, the notional amounts increase and decrease. These amounts represent the peak notional amounts over the remaining term of the swap.
(2)	Prospectively de-designated as an accounting hedge in 2008.

If interest rates remain at their current levels, the Company expects that $44,707,000 would be settled in cash in the next 12 months on interest rate swaps maturing after September 30, 2017. The amount of the actual settlement may be different depending on the interest rate in effect at the time settlements are made.

During the three months ended March 31, 2017, the Company offset an asset of $11,300,000 resulting from the restructuring of two swaption agreements in 2016 against the early termination of the 5.26% swap.

(c)	Fair value of asset and liability derivatives:

The following provides information about the Company’s derivatives:

	September 30,	December 31,
	2017	2016
Fair value of financial instruments asset	$—	$11,338
Fair value of financial instruments liability	193,294	230,764

The following table provides information about gains and losses included in net earnings and reclassified from accumulated other comprehensive loss (“AOCL”) into earnings:

	Three months ended September 30,		Nine months ended September 30,
	2017	2016	2017	2016
Earnings (loss) on derivatives recognized in net earnings (loss):
Change in fair value of financial instruments	$(2,444)	$684	$(19,471)	$(75,081)
Loss reclassified from AOCL to net earnings (loss)(1)
Interest expense	(144)	(1,166)	(1,824)	(2,761)
Depreciation and amortization	(198)	(248)	(655)	(761)

(1)

The effective portion of changes in unrealized loss on interest rate swaps was recorded in accumulated other comprehensive income until September 30, 2008 when these contracts were de-designated as accounting hedges.  The amounts in accumulated other comprehensive income will be recognized in earnings when and where the previously hedged interest is recognized in earnings.

16.	Financial instruments (continued):

The estimated amount of AOCL expected to be reclassified to net earnings within the next 12 months is approximately $1,146,000.